Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operations:
Net earnings (loss)	$ 6,618	$ (294,270)
Adjustments for:
Long-term compensation plans	19,457	17,401
Depreciation and amortization	333,616	377,044
Gain on asset disposals	(50,741)	(11,384)
Loss on asset decommissioning	20,263
Reversal of impairment of property, plant and equipment	(5,810)
Impairment of goodwill		207,544
Foreign exchange	(8,585)	2,341
Finance charges	118,453	127,178
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Income taxes	(14,957)	(29,326)
Other	(981)	(1,269)
Income taxes paid	(5,060)	(4,446)
Income taxes recovered	2,479	33,283
Interest paid	(116,655)	(108,622)
Interest received	1,370	1,412
Funds provided by operations	292,652	311,214
Changes in non-cash working capital balances	(4,493)	(17,880)
Cash provided by operations	288,159	293,334
Investments:
Purchase of property, plant and equipment	(159,886)	(114,576)
Purchase of intangibles	(808)	(11,567)
Proceeds on sale of property, plant and equipment	90,768	24,457
Changes in non-cash working capital balances	(4,574)	892
Cash used in investing activities	(74,500)	(100,794)
Financing:
Redemption and repurchase of unsecured senior notes	(198,387)	(168,722)
Repurchase of share capital	(25,902)
Debt amendment fees	(702)	(638)
Lease payments	(6,823)
Issuance of common shares on the exercise of options		275
Cash used in financing activities	(231,814)	(169,085)
Effect of exchange rate changes on cash and cash equivalents	(3,770)	8,090
Increase (decrease) in cash and cash equivalents	(21,925)	31,545
Cash and cash equivalents, beginning of year	96,626	65,081
Cash and cash equivalents, end of year	$ 74,701	$ 96,626